Discontinued operation (Details)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Net revenue	$ 0	0	211,532,854	640,390,206
Cost of revenue	0	0	(242,264,157)	(350,260,106)
Gross profit	0	0	(30,731,303)	290,130,100
Total operating expenses	0	0	(374,518,905)	(316,726,676)
Gain on disposal of Electronic Learning Products ("ELP") business (note 11)	0	0	(11,936,125)	0
Other operating income	0	0	13,078,951	41,350,601
Income tax (expenses) benefits	0	0	(2,280,109)	1,768,970
Net income (loss) from discontinued operation	$ 0	0	(382,515,241)	16,522,995